Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details) (USD $)	Dec. 31, 2012 security	Mar. 31, 2012 security
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 26,376,628	$ 40,874,476
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,908,301	75,750
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	28,284,929	40,950,226
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	276,645	320,649
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	64,175	27,188
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	340,820	347,837
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more	2	1
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	18.80%	7.80%
FHLB Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	995,680
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	995,680
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	4,320
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	4,320
FNMA and FHLMC Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		1,921,291
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,921,291
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses		5,275
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses		5,275
SBA Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,583,177	12,508,821
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,833,076	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	6,416,253	12,508,821
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	119,825	142,912
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	36,462	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	156,287	142,912
Tax Exempt Municipal Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,538,734	3,390,580
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	4,538,734	3,390,580
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	60,534	77,389
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	60,534	77,389
Mortgage-Backed Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	16,259,037	23,053,784
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	16,259,037	23,053,784
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	91,966	95,073
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	91,966	95,073
Equity Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	75,225	75,750
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	75,225	75,750
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	27,713	27,188
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 27,713	$ 27,188